Stock and Other Compensation Plans, Partnership Performance Units and Phantom Units (Details) - $ / shares		12 Months Ended
	Jan. 15, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Replacement Phantom Units [Member]
Nonvested, number of units [Roll Forward]
Outstanding, beginning of period (in shares)		0
Granted (in shares)		629,231
Vested (in shares)		(224,021)
Forfeited (in shares)		(49,852)
Outstanding, end of period (in shares)		355,358	0
Weighted-average grant-date fair value [Roll Forward]
Outstanding, beginning period (in dollars per share)		$ 0
Granted (in dollars per shares)		43.82
Vested (in dollars per share)		43.82
Forfeited (in dollars per share)		43.82
Outstanding, end of period (in dollars per share)		$ 43.82	$ 0
Replacement Phantom Units [Member] | Vesting Term One [Member]
Weighted-average grant-date fair value [Roll Forward]
Vesting period of original term		4 years
Vesting percentage original term		25.00%
Replacement Phantom Units [Member] | Vesting Term Two [Member]
Weighted-average grant-date fair value [Roll Forward]
Vesting period of original term		3 years
Vesting percentage original term		33.00%
Partnership Long-term Incentive Plan [Member] | Equity-Settled Performance Units [Member]
Nonvested, number of units [Roll Forward]
Outstanding, beginning of period (in shares)		577,403	552,198	307,620
Granted (in shares)		277,242	168,495	244,578
Vested (in shares)		(178,900)	(137,170)
Forfeited (in shares)			(6,120)
Outstanding, end of period (in shares)		675,745	577,403	552,198
Weighted-average grant-date fair value [Roll Forward]
Outstanding, beginning period (in dollars per share)		$ 48.26	$ 42.01	$ 38.40
Granted (in dollars per shares)		34.48	57.19	46.54
Vested (in dollars per share)		41.92	34.02
Forfeited (in dollars per share)			49.39
Outstanding, end of period (in dollars per share)		$ 44.29	$ 48.26	$ 42.01
Targa Resources Partners LP [Member] | Phantom Units [Member]
Nonvested, number of units [Roll Forward]
Granted (in shares)		25,162
Forfeited (in shares)		0
Weighted-average grant-date fair value [Roll Forward]
Granted (in dollars per shares)		$ 36.87
Targa Resources Partners LP [Member] | Replacement Phantom Units [Member]
Weighted-average grant-date fair value [Roll Forward]
Repayment period of cash distribution		60 days
Targa Resources Partners LP [Member] | Replacement Phantom Units [Member] | Subsequent Event [Member]
Nonvested, number of units [Roll Forward]
Vested (in shares)	(3,405)
Weighted-average grant-date fair value [Roll Forward]
Treasury units repurchased (in shares)	1,289
Unit repurchase price (in dollars per share)	$ 10.65
Targa Resources Partners LP [Member] | Replacement Phantom Units [Member] | Vesting Term One [Member]
Weighted-average grant-date fair value [Roll Forward]
Vesting period of original term		4 years
Vesting percentage original term		25.00%
Targa Resources Partners LP [Member] | Replacement Phantom Units [Member] | Vesting Term Two [Member]
Weighted-average grant-date fair value [Roll Forward]
Vesting period of original term		3 years
Vesting percentage original term		33.00%
Targa Resources Partners LP [Member] | Partnership Long-term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total number of units authorized (in shares)		1,680,000
Targa Resources Partners LP [Member] | Partnership Long-term Incentive Plan [Member] | Performance Units [Member] | Award Granted in December 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance period		3 years
Targa Resources Partners LP [Member] | Partnership Long-term Incentive Plan [Member] | Performance Units [Member] | Award Granted in December 2013 [Member] | Vesting Term One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance period		2 years
Targa Resources Partners LP [Member] | Partnership Long-term Incentive Plan [Member] | Performance Units [Member] | Award Granted in December 2013 [Member] | Vesting Term Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance period		3 years
Targa Resources Partners LP [Member] | Partnership Long-term Incentive Plan [Member] | Performance Units [Member] | Award Granted in December 2013 [Member] | Vesting Term Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance period		4 years
Targa Resources Partners LP [Member] | Partnership Long-term Incentive Plan [Member] | Equity-Settled Phantom Units [Member] | Minimum [Member]
Weighted-average grant-date fair value [Roll Forward]
Vesting period of original term		1 year
Targa Resources Partners LP [Member] | Partnership Long-term Incentive Plan [Member] | Equity-Settled Phantom Units [Member] | Maximum [Member]
Weighted-average grant-date fair value [Roll Forward]
Vesting period of original term		5 years